Document and Entity Information	12 Months Ended
Aug. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2011
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jul. 02, 2012
Document Effective Date	Jul. 02, 2012
Prospectus Date	Aug. 29, 2011